Subsequent Events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent Events
20. Subsequent Events
Liberty Subscription Agreement
On January 18, 2022, Satellogic Inc (the “Company”) and Satellogic V Inc (formally known as CF Acquisition Corp. V) (“CF V”) entered into an agreement (“Liberty Subscription Agreement”) with Liberty Strategic Capital (SATL) Holdings, LLC (“Liberty Investor”), pursuant to which the Liberty Investor agreed to purchase, and the Company agreed to issue and sell to the Liberty Investor, following satisfaction or waiver of the conditions in the Liberty Subscription Agreement, certain securities of the Company, including (i) 20,000,000 Class A Ordinary Shares (the “Liberty Shares”), (ii) 5,000,000 warrants, each warrant providing the holder thereof the right to purchase one (1) Class A Ordinary Share at an exercise price of $10.00 per share (the “$10.00 Liberty Share Warrants”), and (iii) 15,000,000 warrants, each warrant providing the holder thereof the right to purchase one (1) Class A Ordinary Share at an exercise price of $15.00 per share (the “$15.00 Liberty Warrants” and, together with the $10.00 Liberty Share Warrants, the “Liberty Share Warrants”), in a private placement for an aggregate purchase price of $150 million. The Liberty Share Warrants are exercisable as and from February 10, 2022, will expire on February 10, 2027, or the fifth anniversary of the closing.
The closing of the Liberty transaction occurred on February 10, 2022.
Cantor Fees and Loan
On January 18, 2022, CF V, the Company and Cantor Fitzgerald & Co. (“CF&Co.”) entered into an agreement to which they agreed that of the out-of-pocket
fees and expenses related to the negotiation, documentation and consummation of the merger agreement payable to CF&Co., which in aggregate was approximately $21.9 million and comprised of $8.8 million of business combination marketing fees, $8.2 million of placement agent fees and $5.0 million of mergers and acquisitions advisory fees, only the mergers and acquisitions advisory fees would be paid in cash while the remainder would be paid in the form of an aggregate of 2,058,229 newly-issued Satellogic Inc. Class A Ordinary Shares, which were issued on January 25, 2022 (“Closing Date”), consisting in part of 600,000 Class A Ordinary Shares issued in connection with the placement fee due on the Liberty Investment.
On January 18, 2022, CF Securities, the Company and the Group entered into an agreement pursuant to which the Company and CF Securities agreed that the Company would repay the $7.5 million Cantor Loan executed in December 2021, including all principal and interest by the issuance of 788,021 Class A Ordinary Shares of Satellogic Inc., which repayment occurred on the Closing Date.
Merger Transaction with CF V
On the Closing Date, the Group consummated the transactions (“Business Combination”) contemplated by that previously announced Agreement and Plan of Merger dated as of July 5, 2021 (the “Merger Agreement”), by and among the Group, CF V, Ganymede Merger Sub 1 Inc., a business company with limited liability incorporated under the laws of the British Virgin Islands (BVI) and a direct wholly owned subsidiary of Nettar Group Inc. (“MergerSub 1”), Ganymede Merger Sub 2 Inc., a US Delaware corporation and a direct wholly owned subsidiary of Nettar Group Inc. (“MergerSub 2”), and Nettar Group Inc.

Beginning on January 26, 2022, the combined company began trading under the name Satellogic, Inc. Its common stock trades on Nasdaq under the ticker symbol “SATL” and its warrants trade on Nasdaq under the ticker symbol “SATLW”.
The transaction resulted in cash on the Statement of Financial Position of approximately $168 million in 2022, after transaction expenses and debt repayment, through the contribution of cash held in CF V’s trust account, net of redemptions by CF V’s public stockholders, and a concurrent PIPE offering led by SoftBank’s SBLA Advisers Corp. and CF&Co., among other top-tier
institutional investors, and the Liberty Investment.
The Group believes that its cash on hand following the consummation of the Business Combination will be sufficient to meet its working capital and capital expenditure requirements for a period of at least 12 months from the end of the reporting period.
Management expects the Business Combination will be accounted in 2022 for as a capital reorganization under IFRS. Under this method of accounting, CF V will be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Group issuing shares for the net assets of CF V, accompanied by a recapitalization.
Management expects that since CF V does not meet the definition of a business in accordance with IFRS 3, the transaction will be considered a capital reorganization, similar to a reverse acquisition under IFRS 3, along with a share-based payment accounted for within the scope of IFRS 2. Any excess of fair value of the Company shares issued over the fair value of the net assets acquired would represent compensation for the service of a stock exchange listing for its shares and would be expensed as incurred. The net assets would be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination would be deemed to be those of the Group.
Adjustment of Warrant Price and Warrant Redemption Price
On April 1, 2022, the Company informed Continental Stock Transfer & Trust Company that pursuant to a warrant agreement executed by CF V on January 28, 2021, as modified and assumed by an assignment and assumption agreement executed on January 25, 2022 that the warrant price with respect to the $8.63 warrants issued and outstanding will be adjusted from $11.50 to $8.63 and the redemption price the $8.63 Warrants will be adjusted from $18.00 to $13.50.
Hannover Holdings S.A. (“Hannover”) Notice
Hannover holds Convertible Notes of Nettar Group Inc. as of December 31, 2021 which, considering conversion and exchange in 2022 into Satellogic Inc Class A Ordinary Shares amount to approximately 8.3% of the issued and outstanding Satellogic Inc. Ordinary Shares as of April 6, 2022. Hannover also holds Ordinary Shares and Preferred Shares of Nettar Group Inc. as of December 31, 2021.
Hannover sought appraisal, entitling it to be paid the “fair value” for its shares in cash, with respect to all of its holdings in Nettar Group Inc. in connection with the Initial Merger which formed part of the Business Combination, and may bring other claims arising from the Business Combination. Although Hannover asserted that it is entitled to dissenters’ rights on any Ordinary Shares issuable upon conversion of its Convertible Notes (Conversion Shares), at a hearing held on November 8, 2021, a BVI court ruled that Hannover is not entitled to dissenters rights with respect to shares issuable upon conversion of its Convertible Notes upon the consummation of the Business Combination. The order reflecting the court’s ruling was issued on January 21, 2022, and the statutory time for appeal of such order in the BVI has passed without Hannover exercising their right to appeal. On April 6, 2022, a statutory appraisal process conducted pursuant to the laws of the BVI, to determine the “fair value” with respect to a total of 51,700 ordinary shares, 134,735 Series A preference shares, and 15,082 Series
B-1
preference shares (Appraised Shares), in each case of Nettar Group Inc. held by Hannover prior to the consummation of the Business Combination, resulted in a determination that the fair value of such shares, as of the relevant date of November 14, 2021 (which date preceded the consummation of the Business Combination), was $5,853 thousand. The Company repurchased all such Hannover shares for such amount in April 2022.
Status of Registration Statement
Pursuant to the registration provisions of various agreements to which the Company is a party (the “Registration Provisions”), the Company agreed with the relevant investors that the registration statement registering their Company securities, including the Additional Shares which the issuance of is determined based on the effective date of the registration statement, would be filed on or before February 25, 2022 and would be declared effective on or before April 25, 2022. Although the Company initially filed the registration statement on February 14, 2022 in compliance with the Registration Provisions this registration statement has not been declared effective. Although the Company will use its best efforts to have this registration statement declared effective as soon as practical, there is no assurance the Company will not be further delayed as a result of further comments or other regulatory requirements.
Russian Federation Military Action Against Ukraine
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. The impact on the Group’s financial position, results of operations, and cash flows is also not determinable as of the date of these financial statements.
Legal Proceedings
Hannover holds Class A Ordinary Shares which amount to approximately 8.3% of the issued and outstanding Ordinary Shares as of April 6, 2022. Hannover sought appraisal, entitling it to be paid the “fair value” for its shares in cash, with respect to all of its holdings in Nettar in connection with the Initial Merger which formed part of the Business Combination and may bring other claims arising from the Business Combination. Although Hannover asserted that it is entitled to dissenters rights on the Conversion Shares, at a hearing held on November 8, 2021, a BVI court ruled that Hannover is not entitled to dissenters rights with respect to the shares issuable upon conversion of its Convertible Notes upon the Closing. The order reflecting the court’s ruling was issued on January 21, 2022, and the statutory time for appeal of such order in the BVI has passed without Hannover exercising its right to appeal. On April 6, 2022, the Appraisal Process, resulted in a determination that the fair value of such shares, as of the relevant date of November 14, 2021 (which date preceded the consummation of the Business Combination), was $5.9 million. Hannover was paid such $5.9 million for the shares which were the subject of the Appraisal Process.
Dividend Policy
The Company does not anticipate declaring any cash dividends to holders of Ordinary Shares in the foreseeable future.